Class A Common Stock Subject to Possible Redemption (Details) - Schedule of condensed balance sheet is reconciled - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of condensed balance sheet is reconciled [Abstract]
Gross Proceeds of initial public offering and over-allotment	$ 206,500,000	$ 206,500,000
Less:
Proceeds allocated to Public Warrants at issuance	(12,183,500)	(12,183,500)
Offering costs allocated to Class A common stock subject to possible redemption	(11,228,780)	(11,228,780)
Plus:
Accretion on Class A common stock subject to possible redemption amount	23,412,280	23,412,280
Class A common stock subject to possible redemption	$ 206,500,000	$ 206,500,000